Offsets	Dec. 13, 2024 USD ($)
Offset: 1
Offset Payment:
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-283779
Initial Filing Date	Dec. 13, 2024
Fee Offset Claimed	$ 1,992,962.93
Explanation for Claimed Amount	(2) Offset pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.
Offset: 2
Offset Payment:
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	CHARTER COMMUNICATIONS, INC. /MO/
Form or Filing Type	S-4
File Number	333-283779
Filing Date	Dec. 13, 2024
Fee Paid with Fee Offset Source	$ 1,992,962.93